Average Annual Total Returns - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2023
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.19%)
Past 5 years	(0.18%)
Past 10 years	2.64%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.20%)
Past 5 years	(0.67%)
Past 10 years	2.28%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.72%)
Past 5 years	0.09%
Past 10 years	2.21%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(13.63%)
Past 5 years	0.24%
Past 10 years	2.63%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.42%)
Past 5 years	none
Past 10 years	2.61%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(11.83%)
Past 5 years	1.32%
Past 10 years	3.55%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(11.74%)
Since Inception	5.47%	[1]
IXY2E
Average Annual Return:
Past 1 year	(17.10%)
Past 5 years	0.14%
Past 10 years	2.16%

[1]	AFrom October 2, 2018.